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                           HERITAGE ASSET MANAGEMENT, INC.
                                880 Carillon Parkway
                                    P.O. Box 33022
                            St. Petersburg, FL  33733-8022
                            (813) 573-8143  (800) 421-4184



     October 27, 1995

     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C.  20549

              Re: Rule 24f-2 Notice for Heritage Cash Trust (the "Trust") SEC File No. 2-98634

     Gentlemen:

              Pursuant to Rule 24f-2 under the Investment Company Act of 1940, please be advised of the following information regarding the Trust:

              (i) The fiscal year of the Trust for which this Notice is filed is the year ended August 31, 1995.

              (ii) There were no securities of the same class of the Trust which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year.

              (iii) There were no securities of the Trust registered during such fiscal year other than pursuant to Rule 24f-2.

              (iv) There were 5,873,675,332 shares of securities of the Trust sold for $5,873,675,332 during such fiscal year.

              (v) There were 5,873,675,332 shares of securities of the Trust sold for $5,873,675,332 during such fiscal year in reliance upon registration pursuant to Rule 24f-2.

              This Notice is  accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable, and a certified check for the filing fee as required by paragraphs (b)(1)(v) and
     (c), respectively, of rule 24f-2.

              Pursuant to Rule 24f-2(c), the filing fee accompanying this Notice was calculated as follows:
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     Securities and Exchange Commission
     October 27, 1995
     Page 2


              (a) actual aggregate sale price of securities sold pursuant to rule 24f-2 during fiscal year (paragraph (v)
                      above) . . . . . . . . . . . . . . . . . .  $5,873,675,332

              (b)     reduced by the difference between:

                      (1)      the   actual   aggregate   redemption   price  of
                               securities  of the  Trust  redeemed by  the Trust
                               during such fiscal year . . . . .   5,553,514,317

                      and

                      (2) the actual aggregate redemption price of such redeemed securities previously applied pursuant to rules 24e-2(a) and 24e-1 of the
                               Act . . . . . . . . . . . . . .                 0

              (c)     equal net sales of . . . . . . . . . . . .  $  320,161,015

              Fee calculated pursuant to Section 6(b) of the Securities Act
              of 1933: . . . . . . . . . . . . . . . . . . . . .  $   110,400.35

              Please  acknowledge  receipt  of   this  filing  by  stamping  and
     returning to my messenger the duplicate copy of this letter.

                                                Very truly yours,


                                                By:     /s/ Stephen G. Hill
                                                        _______________________
                                                        Stephen G. Hill
                                                        President
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